Concentrations, Risks, and Uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue	$ 34,085	$ 21,135
Accounts receivable	2,629	2,903
Customer Concentration Risk | Continuing Operations | Revenue Benchmark
Concentration Risk [Line Items]
Revenue	15,400	15,600
Customer Concentration Risk | Continuing Operations | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	1,300	2,000
Government Contracts Concentration Risk | Continuing Operations | Revenue Benchmark
Concentration Risk [Line Items]
Revenue	29,400	17,100
Government Contracts Concentration Risk | Continuing Operations | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	$ 2,600	$ 1,300